Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense
For the years ended December 31,	2025	2024	2023
Current tax expense (recovery)	$12,967	$50,943	$75,780
Deferred tax expense (recovery)	(80,345)	(63,980)	13,816
Tax expense (recovery)	$(67,378)	$(13,037)	$89,596

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

For the years ended December 31,	2025	2024	2023
Net income (loss) before taxes	$(597,595)	$(315,503)	$672,866
Multiplied by the statutory income tax rates	26.39%	26.39%	26.40%
	(157,705)	(83,261)	177,637
Income tax recorded at rates different from the Canadian tax rate	(5,145)	(12,266)	(11,518)
Permanent differences(1)	57,998	6,361	(71,741)
Effect on deferred tax balances due to changes in income tax rates	—	(86)	(407)
Effect of temporary differences not recognized as deferred tax assets	25,596	77,948	(4,661)
Foreign taxes	(167)	8,866	—
Taxes related to prior periods	(1,339)	6	(2,152)
Excess tax-benefits on share-based payments recognized directly in equity	6,046	—	—
Impact of foreign exchange	7,211	(10,883)	2,436
Other	127	278	2
Tax expense (recovery)	$(67,378)	$(13,037)	$89,596
Effective income tax rate	11.27%	4.13%	13.32%

(1)      Prior period reflects the IASB issued amendments to IAS 12.

Schedule of Carrying Amounts of Assets and Liabilities

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2025	2024
Deferred tax assets
Foreign tax credits	$1,355	$2,692
Deferred revenue	4,774	5,783
Loss carry forwards	27,281	44,309
Employee benefits	3,573	—
Reserves	1,024	1,363
Other	3,119	2,302
Total deferred tax assets	$41,126	$56,449
As at December 31,	2025	2024
Deferred tax liabilities
Capital assets	$(20,045)	$(46,149)
Intangible assets	(101,795)	(174,514)
Financing charges	(7,046)	(7,511)
Employee benefits	—	(760)
Total deferred tax liabilities	(128,886)	(228,934)
Deferred tax liabilities, net	$(87,760)	$(172,485)